UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2018

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2018

Semiannual Report

to Shareholders

Deutsche New York Tax-Free Income Fund

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
18	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Cash Flows
22	Statements of Changes in Net Assets

23	Financial Highlights
26	Notes to Financial Statements
36	Information About Your Fund’s Expenses
38	Advisory Agreement Board Considerations and Fee Evaluation
43	Account Management Resources
45	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our Funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Although the Fund seeks income that is exempt from New York and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche New York Tax-Free Income Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche New York Tax-Free Income Fund	3

Performance Summary	February 28, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	–1.29%	2.01%	2.02%	4.20%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–4.01%	–0.80%	1.46%	3.91%
Bloomberg Barclays Municipal Bond Index†	–1.24%	2.50%	2.57%	4.66%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		4.81%	2.56%	3.97%
Adjusted for the Maximum Sales Charge (max 2.75% load)		1.93%	1.99%	3.68%
Bloomberg Barclays Municipal Bond Index†		5.45%	3.02%	4.46%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
Unadjusted for Sales Charge	–1.75%	1.24%	1.26%	3.41%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.72%	1.24%	1.26%	3.41%
Bloomberg Barclays Municipal Bond Index†	–1.24%	2.50%	2.57%	4.66%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.93%	1.78%	3.19%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		3.93%	1.78%	3.19%
Bloomberg Barclays Municipal Bond Index†		5.45%	3.02%	4.46%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/18
No Sales Charges	–1.26%	2.26%	2.28%	4.45%
Bloomberg Barclays Municipal Bond Index†	–1.24%	2.50%	2.57%	4.66%
Average Annual Total Returns as of 12/31/17 (most recent calendar quarter end)
No Sales Charges		4.98%	2.82%	4.22%
Bloomberg Barclays Municipal Bond Index†		5.45%	3.02%	4.46%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

4	Deutsche New York Tax-Free Income Fund

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2017 are 0.96%, 1.75% and 0.80% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local tax and the alternative minimum tax.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	The Bloomberg Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche New York Tax-Free Income Fund	5

	Class A	Class C	Class S
Net Asset Value
2/28/18	$10.46	$10.45	$10.45
8/31/17	$10.76	$10.76	$10.76
Distribution Information as of 2/28/18
Income Dividends, Six Months	$.15	$.11	$.17
Capital Gain Distributions	.0092	.0092	.0092
February Income Dividend	$.0261	$.0201	$.0281
SEC 30-day Yield††	1.72%	1.03%	2.02%
Tax Equivalent Yield††	3.19%	1.91%	3.74%
Current Annualized Distribution Rate (based on Net Asset Value)††	2.99%	2.30%	3.23%

††	The SEC yield is net investment income per share earned over the month ended February 28, 2018, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 1.70%, 0.96% and 1.87% for Class A, Class C and Class S shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 46.02% (combined New York state and federal income tax rate). The current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on February 28, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.97%, 2.23% and 3.08% for Class A, Class C and Class S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	Deutsche New York Tax-Free Income Fund

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director.

Co-Lead Portfolio Manager of the Fund. Began managing the Fund in 1999.

–	Joined DWS in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director.

Co-Lead Portfolio Manager of the Fund. Began managing the Fund in 2004.

–	Joined DWS in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Rebecca L. Flinn, Director.

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1986.

–	BA, University of Redlands, California.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	2/28/18	8/31/17
Revenue Bonds	78%	82%
Escrow to Maturity/Prerefunded	16%	12%
General Obligation Bonds	4%	4%
Lease Obligations	2%	2%
	100%	100%

Quality	2/28/18	8/31/17
AAA	24%	23%
AA	47%	47%
A	19%	20%
BBB	6%	6%
Not Rated	4%	4%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Deutsche New York Tax-Free Income Fund	7

Interest Rate Sensitivity	2/28/18	8/31/17
Effective Maturity	6.0 years	6.1 years
Modified Duration	5.0 years	5.1 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

8	Deutsche New York Tax-Free Income Fund

Investment Portfolio	as of February 28, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.7%
New York 98.3%
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,134,240
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,076,760
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,246,780
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,494,490
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.75%, 2/15/2047	1,140,000	1,248,220
Series A, Prerefunded, 5.75%, 2/15/2047	1,860,000	2,072,617
Jefferson County, NY, Civic Facility Development Corp., Samaritan Medical Center Project, Series A, 5.0%, 11/1/2037	1,185,000	1,296,046
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,156,350
5.5%, 10/1/2037 , GTY: Goldman Sachs Group, Inc.	2,500,000	3,175,500
Long Island, NY, Electric System Revenue, Power Authority:
Series B, 5.0%, 9/1/2037	1,185,000	1,327,022
5.0%, 9/1/2047	500,000	564,035
Long Island, NY, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,128,230
Series A, 5.0%, 9/1/2037	4,000,000	4,419,280
Series A, Prerefunded, 5.0%, 5/1/2038	2,000,000	2,201,120
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, Prerefunded, 5.0%, 11/15/2034	2,000,000	2,117,200
Series A, Prerefunded, 5.5%, 11/15/2039	5,000,000	5,148,500
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,108,850
Monroe County, NY, General Obligation, Public Improvement, 6.0%, 3/1/2018, INS: NATL	1,130,000	1,130,000
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,159,788
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,136,330

The accompanying notes are an integral part of the financial statements.

Deutsche New York Tax-Free Income Fund	9

	Principal Amount ($)	Value ($)
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue:
Series A, 5.0%, 10/1/2032	1,235,000	1,416,409
Series A, 5.0%, 10/1/2033	1,000,000	1,142,330
New York, Brookhaven Local Development Corp. Revenue, Jeffersons Ferry Project, 5.25%, 11/1/2036	1,200,000	1,357,632
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,560,195
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,675,311
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	819,300
5.0%, 8/1/2042	1,000,000	1,068,840
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project., AMT, 144A, 5.0%, 1/1/2035	750,000	806,460
New York, General Obligation:
Series E-1, 5.0%, 3/1/2031 (a)	1,230,000	1,448,682
Series I-1, 5.625%, 4/1/2029	110,000	114,844
Series I-1, Prerefunded, 5.625%, 4/1/2029	2,890,000	3,017,276
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	695,000	745,082
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,598,170
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,263,320
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “1”, 5.625%, 1/15/2046	2,000,000	2,144,180
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,477,835
New York, Metropolitan Transportation Authority Revenue:
Series B, 4.0%, 11/15/2034	3,500,000	3,656,905
Series C, 5.0%, 11/15/2031	2,415,000	2,692,580
Series C, Prerefunded, 5.0%, 11/15/2031	1,085,000	1,237,182
Series D, Prerefunded, 5.0%, 11/15/2034	1,000,000	1,090,670
Series A-1, 5.0%, 11/15/2035	2,000,000	2,253,160
Series D-1, 5.0%, 11/15/2039	2,500,000	2,816,000
Series C-1, 5.25%, 11/15/2030	1,000,000	1,180,040
Series B, 5.25%, 11/15/2044	3,000,000	3,428,580
New York, Metropolitan Transportation Authority Revenue, Green Bonds:
Series C-1, 5.0%, 11/15/2028	5,000,000	5,955,500
Series A1, 5.25%, 11/15/2057	1,000,000	1,144,240

The accompanying notes are an integral part of the financial statements.

10	Deutsche New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-1, 5.0%, 11/15/2036	2,500,000	2,870,050
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,086,380
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	5,000,000	5,787,850
New York, State Agency General Obligation Lease, Dormitory Authority, City University System, 5.75%, 7/1/2018, INS: AGMC	515,000	522,766
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,117,220
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John’s University, Series A, 5.0%, 7/1/2037	1,250,000	1,400,263
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University:
Series A, 4.0%, 7/1/2034	1,000,000	1,057,310
Series C, 5.0%, 7/1/2037	2,510,000	2,687,683
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,174,620
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Prerefunded, 5.25%, 7/1/2033	5,000,000	5,239,200
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2034	5,000,000	5,817,250
Series A, Prerefunded, 5.0%, 7/1/2039	3,000,000	3,135,720
Series A, Prerefunded, 5.25%, 7/1/2034	5,000,000	5,242,600
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,703,130
Series A, Prerefunded, 5.0%, 5/1/2032	2,000,000	2,197,880
Series A, Prerefunded, 5.5%, 5/1/2037	1,500,000	1,567,875
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
5.0%, 7/1/2033	360,000	406,760
Series A, Prerefunded, 6.0%, 7/1/2040	1,500,000	1,649,265
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center:
144A, 5.0%, 12/1/2036	2,700,000	2,913,327
Prerefunded, 6.125%, 12/1/2029	3,000,000	3,103,080
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,665,750

The accompanying notes are an integral part of the financial statements.

Deutsche New York Tax-Free Income Fund	11

	Principal Amount ($)	Value ($)
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,328,050
Series C, 5.0%, 7/1/2040	2,750,000	2,872,925
Series A, 5.0%, 7/1/2041	2,000,000	2,145,380
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program:
Series C, 5.0%, 10/1/2031 , INS: AGC	20,000	20,970
Series A, 5.0%, 10/1/2034	1,000,000	1,146,220
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,002,632
Series A, 5.0%, 7/1/2038	1,000,000	1,143,300
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,233,200
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 2/15/2037	4,000,000	4,576,680
New York, State Dormitory Authority, Sales Tax Revenue, 5.0%, 3/15/2031	1,830,000	2,135,299
New York, State Dormitory Authority, Sales Tax Revenue, State Supported Debt:
Series A, 5.0%, 3/15/2035	2,975,000	3,362,583
Series A, 5.0%, 3/15/2044	2,000,000	2,243,960
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,476,961
Series A, 5.0%, 2/15/2034	205,000	211,285
Series A, Prerefunded, 5.0%, 2/15/2034	3,695,000	3,816,866
Series A, Prerefunded, 5.0%, 3/15/2038	1,250,000	1,296,513
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,730,675
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Green Bonds, Series B, 5.0%, 9/15/2035	2,615,000	3,008,897
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,662,644
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: NATL	295,000	299,310
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 1.1%*, 5/15/2037, LIQ: Fannie Mae , LOC: Fannie Mae	100,000	100,000

The accompanying notes are an integral part of the financial statements.

12	Deutsche New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
New York, State Housing Finance Agency, Historic Front Street, Series A, 1.1%*, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,000,000	1,000,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, Prerefunded, 5.0%, 3/15/2039	5,150,000	5,341,631
New York, State Liberty Development Corp. Revenue, World Trade Center:
“2”, 5.0%, 9/15/2043	2,000,000	2,177,160
“3”, 5.0%, 3/15/2044	1,190,000	1,264,922
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,320,190
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,658,100
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,439,580
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,480,600
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	513,520
Series A, 4.0%, 1/1/2038	500,000	512,490
Series A, 5.0%, 1/1/2041	3,000,000	3,340,500
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,715,600
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,138,320
New York, State Urban Development Corp. Revenue, Personal Income Tax:
Series A, 4.0%, 3/15/2037	2,500,000	2,595,750
Series C-2, 5.0%, 3/15/2031	3,500,000	4,102,105
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023	5,000	5,016
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	6,740,000	7,220,158
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B, 5.0%, 11/15/2034	2,000,000	2,314,280
Series A, 5.0%, 11/15/2035	3,000,000	3,421,590
Series C, 5.0%, 11/15/2038	2,625,000	2,951,393
Series A-2, 5.25%, 11/15/2034	2,815,000	2,892,075
Series A-2, Prerefunded, 5.25%, 11/15/2034	1,685,000	1,732,096
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	3,000,000	3,307,860
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,044,020

The accompanying notes are an integral part of the financial statements.

Deutsche New York Tax-Free Income Fund	13

	Principal Amount ($)	Value ($)
New York, Utility Debt Securitization Authority, 5.0%, 12/15/2041	2,750,000	3,193,052
New York, Utility Debt Securitization Authority, Restructuring Revenue:
5.0%, 12/15/2034	3,000,000	3,476,910
Series TE, 5.0%, 12/15/2041	3,675,000	4,164,841
New York, Utility Debt Securitization Authority, Restruturing Bonds, 5.0%, 12/15/2036	5,000,000	5,772,100
New York & New Jersey, Port Authority:
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	4,059,930
Series 206, AMT, 5.0%, 11/15/2032	3,000,000	3,466,170
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,404,790
Series 189, 5.0%, 5/1/2035	2,000,000	2,275,400
New York & New Jersey, Port Authority, Two Hundred Second, AMT, 5.0%, 10/15/2036	3,000,000	3,398,700
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,125,071
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,161,023
New York City, NY, Housing Development Corp., Mortgage Parkview II Apartments, Series A, AMT, 1.2%*, 12/1/2037, LOC: Citibank NA	1,400,000	1,400,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,146,920
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,383,400
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,073,900
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series EE, 5.0%, 6/15/2036	3,500,000	4,038,965
Series BB-1, 5.0%, 6/15/2046	2,000,000	2,280,240
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Fiscal 2009:
Series A, 5.75%, 6/15/2040	3,080,000	3,116,868
Series A, Prerefunded, 5.75%, 6/15/2040	920,000	931,840
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,027,990
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,409,640
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 4.0%, 5/1/2037	1,000,000	1,042,060
Series B-1, 4.0%, 8/1/2037	5,000,000	5,195,500

The accompanying notes are an integral part of the financial statements.

14	Deutsche New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Series C, 5.0%, 11/1/2033	1,250,000	1,448,963
Series A-1, 5.0%, 8/1/2037	3,000,000	3,405,690
Series A, 5.0%, 5/1/2038	4,000,000	4,153,760
Series B1, 5.0%, 11/1/2040	4,000,000	4,490,040
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2016, Series A-1, 5.0%, 8/1/2037	2,000,000	2,268,340
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2017, Series A-1, 4.0%, 5/1/2036	3,000,000	3,125,100
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	5,000,000	5,758,400
New York City, NY, Trust For Cultural Resources, Museum of Modern Art, Series 1-E, 4.0%, 4/1/2031	1,000,000	1,090,150
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,127,640
New York, NY, General Obligation:
Series A-5, 1.08%*, 8/1/2031 , LOC: Bank of Montreal	1,700,000	1,700,000
Series A-1, 4.0%, 8/1/2036	3,000,000	3,123,990
Series A, 5.0%, 8/1/2025	2,500,000	2,937,150
Series D, 5.0%, 8/1/2031	1,300,000	1,528,826
Series C, 5.0%, 8/1/2034	2,865,000	3,260,571
Series B-1, 5.0%, 12/1/2034	2,800,000	3,209,360
Series I-1, 5.375%, 4/1/2036	115,000	119,631
Series I-1, Prerefunded, 5.375%, 4/1/2036	795,000	827,889
Onondaga, NY, Civic Development Corp., St. Joseph’s Hospital Healthcare Center Project, Series A, Prerefunded, 5.125%, 7/1/2031	1,500,000	1,571,340
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,625,000	1,223,365
Port Authority of New York & New Jersey, One Hundred Ninety-Fifth, AMT, 5.0%, 4/1/2036	1,000,000	1,127,700
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,338,880
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2034	1,200,000	1,294,992
Series A, AMT, 5.0%, 1/1/2035	1,800,000	1,936,188
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,169,893
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,222,800
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,978,360

The accompanying notes are an integral part of the financial statements.

Deutsche New York Tax-Free Income Fund	15

	Principal Amount ($)	Value ($)
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,551,018

		393,636,712

Guam 0.4%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	155,000	167,967
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	364,611
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030 , INS: AGMC	585,000	633,695
Series A, 5.0%, 10/1/2037	210,000	227,947
Series A, 5.0%, 10/1/2038	190,000	206,074
Series A, 5.0%, 10/1/2040	135,000	146,096

		1,746,390

Puerto Rico 0.0%
Puerto Rico, Highway & Transportation Authority Revenue, Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	140,000	142,174
Total Municipal Bonds and Notes (Cost $385,061,224)		395,525,276

Underlying Municipal Bonds of Inverse Floaters (b) 2.6%
New York
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040 (c)	10,000,000	10,489,650
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 2016-XM0286, 144A, 16.78%, 6/15/2040, Leverage Factor at purchase date: 4 to 1 (Cost $10,062,151)

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $395,123,375)	101.3	406,014,926
Floating Rate Notes (b)	(1.9)	(7,500,000)
Other Assets and Liabilities, Net	0.6	2,127,963

Net Assets	100.0	400,642,889

*	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2018. Date shown reflects the earlier of demand date or stated maturity date.

(a)	When-issued security.

The accompanying notes are an integral part of the financial statements.

16	Deutsche New York Tax-Free Income Fund

(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$406,014,926	$—	$406,014,926
Total	$—	$406,014,926	$—	$406,014,926

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.

(d)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche New York Tax-Free Income Fund	17

Statement of Assets and Liabilities

as of February 28, 2018 (Unaudited)

Assets
Investments in securities, at value (cost $395,123,375)	$406,014,926
Receivable for investments sold	95,000
Receivable for Fund shares sold	327,236
Interest receivable	4,564,225
Other assets	40,009
Total assets	411,041,396

Liabilities
Cash overdraft	18,842
Payable for investments purchased — when-issued/delayed delivery securities	1,444,020
Payable for Fund shares redeemed	892,305
Payable for floating rate notes issued	7,500,000
Distributions payable	226,114
Accrued management fee	102,753
Accrued Trustees’ fees	2,328
Other accrued expenses and payables	212,145
Total liabilities	10,398,507
Net assets, at value	$400,642,889

Net Assets Consist of
Undistributed net investment income	$538,206
Net unrealized appreciation (depreciation) on investments	10,891,551
Accumulated net realized gain (loss)	(7,642,958)
Paid-in capital	396,856,090
Net assets, at value	$400,642,889

The accompanying notes are an integral part of the financial statements.

18	Deutsche New York Tax-Free Income Fund

Statement of Assets and Liabilities as of February 28, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value, offering and redemption price per share ($120,117,426 ÷ 11,486,540 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.46
Maximum offering price per share (100 ÷ 97.25 of $10.46)	$10.76
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($17,995,444 ÷ 1,721,347 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.45
Class S
Net Asset Value, offering and redemption price per share ($262,530,019 ÷ 25,112,326 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$10.45

The accompanying notes are an integral part of the financial statements.

Deutsche New York Tax-Free Income Fund	19

Statement of Operations

for the six months ended February 28, 2018 (Unaudited)

Investment Income
Income:
Interest	$7,520,358
Total income	7,520,358
Expenses:
Management fee	872,459
Administration fee	198,873
Services to shareholders	232,554
Distribution and service fees	231,535
Custodian fee	1,957
Professional fees	60,469
Reports to shareholders	18,111
Registration fees	20,464
Trustees’ fees and expenses	9,911
Interest expense and fees on floating rate notes issued	62,503
Other	24,210
Total expenses before expense reductions	1,733,046
Expense reductions	(229,619)
Total expenses after expense reductions	1,503,427
Net investment income	6,016,931

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,224
Change in net unrealized appreciation (depreciation) on investments	(11,418,414)
Net gain (loss)	(11,416,190)
Net increase (decrease) in net assets resulting from operations	$(5,399,259)

The accompanying notes are an integral part of the financial statements.

20	Deutsche New York Tax-Free Income Fund

Statement of Cash Flows

for the six months ended February 28, 2018 (Unaudited)

Increase (Decrease) in Cash: Cash Flows From Operating Activities
Net increase (decrease) in net assets resulting from operations	$(5,399,259)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(84,685,562)
Net amortization of premium/(accretion of discount)	1,422,312
Proceeds from sales and maturities of long-term investments	61,435,000
(Increase) decrease in interest receivable	(238,116)
(Increase) decrease in other assets	(19,828)
(Increase) decrease in receivable for investments sold	(95,000)
Increase (decrease) in payable for investments purchased — when issued securities	1,444,020
Increase (decrease) in other accrued expenses and payables	(111,164)
Change in unrealized (appreciation) depreciation on investments	11,418,414
Net realized (gain) loss from investments	(2,224)
Cash provided by (used in) operating activities	(14,831,407)

Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	18,842
Proceeds from shares sold	56,922,243
Cost of shares redeemed	(42,737,266)
Distributions paid (net of reinvestment of distributions)	(850,770)
Cash provided by (used in) financing activities	13,353,049
Increase (decrease) in cash	(1,478,358)
Cash at beginning of period	1,478,358
Cash at end of period	$—

Supplemental Disclosure of Non-Cash Financing Activities:
Reinvestment of distributions	$5,408,752
Interest expense and fees on floating rate notes issued	$(62,503)

The accompanying notes are an integral part of the financial statements.

Deutsche New York Tax-Free Income Fund	21

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations:
Net investment income	$6,016,931	$12,210,393
Net realized gain (loss)	2,224	(2,042,573)
Change in net unrealized appreciation (depreciation)	(11,418,414)	(9,471,129)
Net increase (decrease) in net assets resulting from operations	(5,399,259)	696,691
Distributions to shareholders from:
Net investment income:
Class A	(1,797,932)	(4,057,758)
Class C	(198,147)	(488,138)
Class S	(4,017,415)	(7,611,905)
Net realized gains:
Class A	(107,191)	—
Class C	(16,351)	—
Class S	(221,698)	—
Total distributions	(6,358,734)	(12,157,801)
Fund share transactions:
Proceeds from shares sold	56,874,875	122,264,707
Reinvestment of distributions	5,408,752	10,185,042
Payments for shares redeemed	(43,473,806)	(107,137,602)
Net increase (decrease) in net assets from Fund share transactions	18,809,821	25,312,147
Increase (decrease) in net assets	7,051,828	13,851,037
Net assets at beginning of period	393,591,061	379,740,024
Net assets at end of period (including undistributed net investment income of $538,206 and $534,769, respectively)	$400,642,889	$393,591,061

The accompanying notes are an integral part of the financial statements.

22	Deutsche New York Tax-Free Income Fund

Financial Highlights

	Six Months Ended 2/28/18		Years Ended August 31,
Class A	(Unaudited)		2017	2016		2015		2014	2013

Selected Per Share Data
Net asset value, beginning of period	$10.76		$11.11	$10.76		$10.93		$10.29	$11.31
Income (loss) from investment operations:
Net investment income[a]	.15		.34	.38		.39		.43	.41
Net realized and unrealized gain (loss)	(.29)		(.35)	.35		(.17)		.63	(1.02)
Total from investment operations	(.14)		(.01)	.73		.22		1.06	(.61)
Less distributions from:
Net investment income	(.15)		(.34)	(.38)		(.39)		(.42)	(.41)
Net realized gains	(.01)		—	(.00	)***	(.00	)***	—	—
Total distributions	(.16)		(.34)	(.38)		(.39)		(.42)	(.41)
Net asset value, end of period	$10.46		$10.76	$11.11		$10.76		$10.93	$10.29
Total Return (%)[b,c]	(1.29	)**	(.06)	6.92		2.05		10.49	(5.62)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120		129	141		128		136	126
Ratio of expenses before expense reductions (including interest expense) (%)[d]	.93	*	.96	.96		.95		.97	.94
Ratio of expenses after expense reductions (including interest expense) (%)[d]	.88	*	.88	.88		.85		.85	.90
Ratio of expenses after expense reductions (excluding interest expense) (%)	.85	*	.83	.83		.81		.79	.85
Ratio of net investment income (%)	2.90	*	3.15	3.48		3.61		4.03	3.72
Portfolio turnover rate (%)	15	**	42	32		26		26	24

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche New York Tax-Free Income Fund	23

	Six Months Ended 2/28/18		Years Ended August 31,
Class C	(Unaudited)		2017	2016		2015		2014	2013

Selected Per Share Data
Net asset value, beginning of period	$10.76		$11.11	$10.76		$10.92		$10.28	$11.31
Income (loss) from investment operations:
Net investment income[a]	.11		.26	.30		.31		.35	.33
Net realized and unrealized gain (loss)	(.30)		(.35)	.35		(.16)		.63	(1.04)
Total from investment operations	(.19)		(.09)	.65		.15		.98	(.71)
Less distributions from:
Net investment income	(.11)		(.26)	(.30)		(.31)		(.34)	(.32)
Net realized gains	(.01)		—	(.00	)***	(.00	)***	—	—
Total distributions	(.12)		(.26)	(.30)		(.31)		(.34)	(.32)
Net asset value, end of period	$10.45		$10.76	$11.11		$10.76		$10.92	$10.28
Total Return (%)[b,c]	(1.75	)**	(.81)	6.12		1.38		9.67	(6.41)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		19	22		20		19	20
Ratio of expenses before expense reductions (including interest expense) (%)[d]	1.73	*	1.75	1.76		1.75		1.77	1.75
Ratio of expenses after expense reductions (including interest expense) (%)[d]	1.63	*	1.63	1.63		1.60		1.60	1.65
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.60	*	1.58	1.58		1.56		1.54	1.60
Ratio of net investment income (%)	2.15	*	2.40	2.73		2.86		3.28	2.98
Portfolio turnover rate (%)	15	**	42	32		26		26	24

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

24	Deutsche New York Tax-Free Income Fund

	Six Months Ended 2/28/18		Years Ended August 31,
Class S	(Unaudited)		2017	2016		2015		2014	2013

Selected Per Share Data
Net asset value, beginning of period	$10.76		$11.11	$10.76		$10.92		$10.28	$11.31
Income (loss) from investment operations:
Net investment income[a]	.17		.36	.41		.42		.45	.44
Net realized and unrealized gain (loss)	(.30)		(.35)	.35		(.16)		.64	(1.04)
Total from investment operations	(.13)		.01	.76		.26		1.09	(.60)
Less distributions from:
Net investment income	(.17)		(.36)	(.41)		(.42)		(.45)	(.43)
Net realized gains	(.01)		—	(.00	)***	(.00	)***	—	—
Total distributions	(.18)		(.36)	(.41)		(.42)		(.45)	(.43)
Net asset value, end of period	$10.45		$10.76	$11.11		$10.76		$10.92	$10.28
Total Return (%)[b]	(1.26	)**	.19	7.19		2.39		10.77	(5.47)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	263		246	217		191		175	168
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.78	*	.80	.79		.77		.79	.78
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.63	*	.63	.63		.60		.60	.65
Ratio of expenses after expense reductions (excluding interest expense) (%)	.60	*	.58	.58		.56		.54	.60
Ratio of net investment income (%)	3.15	*	3.39	3.73		3.86		4.28	3.97
Portfolio turnover rate (%)	15	**	42	32		26		26	24

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche New York Tax-Free Income Fund	25

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche New York Tax-Free Income Fund (the “Fund”) is a non-diversified series of Deutsche State Tax-Free Income Series (the “Series”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

26	Deutsche New York Tax-Free Income Fund

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate

Deutsche New York Tax-Free Income Fund	27

note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes issued” in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended February 28, 2018 was approximately $7,500,000, with a weighted average interest rate of 1.67%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) preclude banking entities from sponsoring and/or providing services to existing TOB Trusts. In response to these rules, investment market participants have developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in

28	Deutsche New York Tax-Free Income Fund

violation of the Volcker Rule. As of July 17, 2017, the Volcker Rule’s final compliance date, all Fund TOB Trusts were structured to be in compliance with the Volcker Rule. Any new TOB Trust structures must currently comply with the Volcker Rule. Accordingly, to the extent the Fund wishes to restructure a Legacy TOB Trust or create a new TOB Trust, it must do so in a Volcker-compliant manner. A Volcker-compliant TOB Trust structure is substantially similar to traditional TOB Trust structures. The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2017, the Fund had a net tax basis capital loss carryforward of approximately $5,210,000, including $1,179,000 of pre-enactment

Deutsche New York Tax-Free Income Fund	29

losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2018, the expiration date, whichever occurs first; and approximately $4,031,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($1,785,000) and long-term losses ($2,246,000).

In addition, from November 1, 2016 through August 31, 2017, the Fund elects to defer qualified late year losses of approximately $287,472 of net long-term realized capital losses and $1,846,549 of net short-term capital losses and treat them as arising in the fiscal year ending August 31, 2018.

At August 31, 2017, the aggregate cost of investments for federal income tax purposes was $365,748,453. The net unrealized appreciation for all investments based on tax cost was $22,354,413. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $23,398,899 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $1,044,486.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

30	Deutsche New York Tax-Free Income Fund

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at February 28, 2018.

B. Purchases and Sales of Securities

During the six months ended February 28, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $84,685,562 and $61,435,000, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche New York Tax-Free Income Fund	31

Under the Investment Management Agreement, the Fund pays a monthly management fee, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of the Fund’s average daily net assets	.45%
Next $750 million of such net assets	.42%
Next $1.5 billion of such net assets	.40%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.31%
Over $12.5 billion of such net assets	.30%

Accordingly, for the six months ended February 28, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.44% of the Fund’s average daily net assets.

For the period from September 1, 2017 through November 30, 2017, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.83%
Class C	1.58%
Class S	.58%

Effective December 1, 2017 through November 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.87%
Class C	1.62%
Class S	.62%

32	Deutsche New York Tax-Free Income Fund

For the six months ended February 28, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$29,180
Class C	9,537
Class S	190,902
$229,619

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2018, the Administration Fee was $198,873, of which $31,249 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2018
Class A	$8,439	$3,289
Class C	577	181
Class S	12,749	4,762
	$21,765	$8,232

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2018
Class C	$69,230	$10,409

Deutsche New York Tax-Free Income Fund	33

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to the Fund at an annual rate of up to 0.25% of average daily net assets for Class A and C shareholders. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2018	Annualized Rate
Class A	$139,230	$44,892	.22%
Class C	23,075	7,237	.25%
	$162,305	$52,129

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2018 aggregated $5,332.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2018, the CDSC for Class C shares aggregated $105. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2018, DDI received $15,360 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended February 28, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $8,937, of which $4,387 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended February 28, 2018, the Fund engaged in securities purchases of $24,460,000 and securities sales of $20,170,717 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

34	Deutsche New York Tax-Free Income Fund

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2018.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	704,905	$7,509,645	1,217,866	$12,994,089
Class C	164,649	1,759,399	299,486	3,214,967
Class S	4,475,684	47,605,831	10,030,513	106,055,651
		$56,874,875		$122,264,707

Shares issued to shareholders in reinvestment of distributions
Class A	142,110	$1,510,987	309,920	$3,308,141
Class C	14,456	153,670	32,698	348,863
Class S	352,367	3,744,095	611,820	6,528,038
		$5,408,752		$10,185,042

Shares redeemed
Class A	(1,312,537)	$(13,955,640)	(2,246,181)	$(23,835,752)
Class C	(205,924)	(2,197,368)	(570,609)	(6,066,324)
Class S	(2,585,604)	(27,320,798)	(7,298,984)	(77,235,526)
		$(43,473,806)		$(107,137,602)

Net Increase (decrease)
Class A	(465,522)	$(4,935,008)	(718,395)	$(7,533,522)
Class C	(26,819)	(284,299)	(238,425)	(2,502,494)
Class S	2,242,447	24,029,128	3,343,349	35,348,163
		$18,809,821		$25,312,147

Deutsche New York Tax-Free Income Fund	35

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2017 to February 28, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

36	Deutsche New York Tax-Free Income Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$987.10	$982.50	$987.40
Expenses Paid per $1,000*	$4.34	$8.01	$3.10

Hypothetical 5% Fund Return
Beginning Account Value 9/1/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/18	$1,020.43	$1,016.71	$1,021.67
Expenses Paid per $1,000*	$4.41	$8.15	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S
Deutsche New York Tax-Free Income Fund†	.88%	1.63%	.63%

†	Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.03% for each class.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche New York Tax-Free Income Fund	37

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche New York Tax-Free Income Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

38	Deutsche New York Tax-Free Income Fund

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Deutsche New York Tax-Free Income Fund	39

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive.

The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

40	Deutsche New York Tax-Free Income Fund

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor

Deutsche New York Tax-Free Income Fund	41

identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

42	Deutsche New York Tax-Free Income Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent
12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche New York Tax-Free Income Fund	43

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S
Nasdaq Symbol	KNTAX	KNTCX	SNWYX
CUSIP Number	25158X 500	25158X 708	25158X 807
Fund Number	26	326	2326

44	Deutsche New York Tax-Free Income Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche New York Tax-Free Income Fund	45

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes –

information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

46	Deutsche New York Tax-Free Income Fund

DNYTF-3

(R-026691-7 4/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche New York Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/27/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	4/27/2018